Retirement Plans - Defined Benefit Plans - Pension Plan's Asset Allocation (Detail) (Employees at the Androscoggin, Bucksport, and Sartell mills)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	1.00%	3.00%
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	66.00%	65.00%
Other funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	1.00%	3.00%
Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Allocation	22.00%	21.00%
Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Allocation	5.00%	4.00%
International equity funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	5.00%	4.00%
Minimum | Other securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	70.00%	70.00%
Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	20.00%	20.00%
Maximum | Other securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	80.00%	80.00%
Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	30.00%	30.00%